Prepayments and other assets - Schedule of Prepayments (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Prepayments [Abstract]
Current prepayments and other assets	€ 11,432	€ 8,114
Total	€ 11,432	€ 8,114